LOANS, FINANCING, DEBENTURES LEASES AND 5G LICENSES - Changes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Balance at beginning of the period	R$ 16,933,978	R$ 13,239,166
Additions	7,729,338	7,794,631
Financial charges (Note 28)	1,850,286	924,215	R$ 648,816
Issue costs		1,082
Exchange variation (Note 28)	108,310
Write-offs (cancellation of contracts)	(67,220)	(270,164)
Write-offs (payments), principal	6,986,220	3,901,147
Write-offs (payments), financial charges	(1,531,511)	(853,805)
Business combination	1,264,835
Balance at end of the period	19,301,796	16,933,978	13,239,166
Loan and financing
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Balance at beginning of the period	54	112
Additions	1,000,000
Financial charges (Note 28)	(17,559)	20
Exchange variation (Note 28)	108,310
Write-offs (payments), principal	50	74
Write-offs (payments), financial charges	(17,665)	(4)
Balance at end of the period	1,073,090	54	112
Debentures
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Balance at beginning of the period	1,028,463	2,044,576
Additions	3,500,000
Financial charges (Note 28)	247,381	49,786
Issue costs		1,082
Write-offs (payments), principal	1,000,000	1,028,312
Write-offs (payments), financial charges	(39,011)	(38,669)
Balance at end of the period	3,736,833	1,028,463	2,044,576
Leases
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Balance at beginning of the period	11,230,099	10,818,778
Additions	3,229,338	3,113,349
Financial charges (Note 28)	1,292,376	828,710
Write-offs (cancellation of contracts)	(67,220)	(270,164)
Write-offs (payments), principal	2,940,222	2,455,690
Write-offs (payments), financial charges	(1,300,792)	(804,884)
Business combination	589,024
Balance at end of the period	12,032,603	11,230,099	10,818,778
Suppliers
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Balance at beginning of the period	224,556	375,700
Additions		221,840
Financial charges (Note 28)	5,816	7,899
Write-offs (payments), principal	224,556	370,635
Write-offs (payments), financial charges	(5,816)	(10,248)
Balance at end of the period		224,556	R$ 375,700
Contingent liabilities (PPA)
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Financial charges (Note 28)	39,488
Write-offs (payments), principal	100,000
Business combination	675,811
Balance at end of the period	615,299
5G Licenses
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Balance at beginning of the period	4,450,806
Additions		4,459,442
Financial charges (Note 28)	282,784	37,800
Write-offs (payments), principal	2,721,392	46,436
Write-offs (payments), financial charges	(168,227)
Balance at end of the period	R$ 1,843,971	R$ 4,450,806